Consolidated statements of comprehensive income/(loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income/(loss)	€ (164,476)	€ (127,218)	€ 10,704
Other comprehensive income/(loss):
Currency translation adjustments	21	18	32
Total other comprehensive income	21	18	32
Comprehensive income/(loss) attributable to trivago N.V.	€ (164,455)	€ (127,200)	€ 10,736